Grants and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of December 31, 2018 and December 31, 2017 are as follows:

	Balance as of December 31,
	2018	2017
Grants	1,150,805	1,225,877
Other liabilities	507,321	410,183
Grant and other non-current liabilities	1,658,126	1,636,060